RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (no longer as a related party after December 31, 2023)

SCHEDULE OF DUE FROM RELATED PARTIES	Due from related parties consist of mainly rent receivables from the following:
	As of	As of
	June 30, 2024	June 30, 2023

Linsun	$97,037	$87,430
Total	$97,037	$87,430

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consist of the following:
	As of	As of
	June 30, 2024	June 30, 2023

Mr. Silong Chen	$512,499	$80,327
Dogness Network	5,504	5,516
Total	$518,003	$85,843

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
	2024	2023	2022
Dogness Network	$52,830	$1,543,979	$1,806,732
Dogness Technology	48,625	156,194	405,847
Total	$101,455	$1,700,173	$2,212,579

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES

Accounts receivable from related parties consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Accounts receivable - related parties:
Dogness Network	$582,182	$1,133,092
Dogness Technology	-	139,292
Total	$582,182	$1,272,384

SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES	Advance to supplier from related party consisted of the following:
	As of	As of
	June 30, 2024	June 30, 2023

Advance to supplier - related party:
Linsun	$50,908	$239,729
Total	$50,908	$239,729